Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Due from Related Parties, Current	$ 8,492	$ 11,460
Due to Related Parties, Current	2,771	6,196
CMFG Life Insurance Company
Due from Related Parties, Current	8,492	11,460
CUNA Brokerage Services, Inc
Due to Related Parties, Current	2,749	6,177
Other Related Parties
Due to Related Parties, Current	$ 22	$ 19